UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2026

Item 1.	Reports to Stockholders.

(a)

DWS Emerging Markets Fixed Income Fund

Class A: SZEAX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.62%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRS-A

R-105736-2 (06/26)

DWS Emerging Markets Fixed Income Fund

Class S: SCEMX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.29%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRS-S

R-105736-2 (06/26)

DWS Emerging Markets Fixed Income Fund

Institutional Class: SZEIX

Semi-Annual Shareholder Report — April 30, 2026

This semi-annual shareholder report contains important information about DWS Emerging Markets Fixed Income Fund (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.13%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	48,462,551
Number of Portfolio Holdings	110
Portfolio Turnover Rate (%)	103
Total Net Advisory Fees Paid ($)	107,915
Effective Duration	6.9 years

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Sovereign	65%
Government Agency	22%
Supranational	6%
Cash Equivalents	4%
Treasuries	1%
Corporates	0%
Other Assets and Liabilities, Net	2%
Total	100%

Credit Quality

Table Summary
Credit Rating	% of Net Assets
AA	3%
A	2%
BBB	36%
BB	30%
B	19%
CCC	2%
Not Rated	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
Mexico	11%
Angola	8%
Nigeria	7%
Brazil	6%
Turkey	4%
Chile	4%
Dominican Republic	3%
South Africa	3%
Hungary	3%
Uzbekistan	3%
Other	40%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DEMFIF-TSRS-I

R-105736-2 (06/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

April 30, 2026
Semiannual Financial Statements and Other Information
DWS Emerging Markets Fixed Income Fund

Contents
3	Investment Portfolio
12	Statement of Assets and Liabilities
14	Statement of Operations
16	Statements of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
34	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Emerging Markets Fixed Income Fund

Investment Portfolioas of April 30, 2026 (Unaudited)

	Principal Amount ($) (a)	Value ($)
Bonds 92.8%
Angola 7.5%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	1,021,057
REG S, 8.25%, 5/9/2028	600,000	614,867
REG S, 8.75%, 4/14/2032	500,000	521,258
REG S, 9.244%, 1/15/2031	1,000,000	1,065,375
REG S, 9.875%, 10/15/2035	400,000	429,355
(Cost $3,204,243)		3,651,912
Benin 0.8%
Benin Government International Bond, REG S, 7.96%, 2/13/2038 (Cost $407,825)	400,000	411,103
Brazil 6.5%
Brazilian Government International Bond:
5.0%, 1/27/2045	500,000	400,925
5.5%, 2/4/2033	500,000	492,525
6.125%, 1/22/2032	1,000,000	1,030,500
6.125%, 3/15/2034	800,000	809,600
6.625%, 3/15/2035	400,000	413,720
(Cost $3,160,732)		3,147,270
Burundi 1.9%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $933,446)	1,000,000	944,010
Chile 3.6%
Corp. Nacional del Cobre de Chile:
REG S, 3.75%, 1/15/2031	1,000,000	951,667
REG S, 4.25%, 7/17/2042	500,000	410,131
REG S, 4.875%, 11/4/2044	200,000	172,542
REG S, 6.44%, 1/26/2036	200,000	213,292
(Cost $1,761,212)		1,747,632
China 0.3%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027* (b) (c)	500,000	45,500
7.25%, 12/15/2027* (b) (c)	1,000,000	91,000
Kaisa Group Holdings Ltd.:
144A, 6.25%, 12/28/2028*	46,577	698
144A, 6.5%, 12/28/2029*	77,969	1,072
144A, 6.75%, 12/28/2030*	93,983	1,410
144A, 7.0%, 12/28/2031*	141,600	2,478
144A, 7.25%, 12/28/2032*	133,257	1,999
144A, 7.721%, 12/28/2028*	31,856	478
(Cost $1,733,059)		144,635
Colombia 1.5%
Ecopetrol SA, 4.625%, 11/2/2031 (Cost $699,710)	800,000	720,743
Costa Rica 0.9%
Costa Rica Government International Bond, REG S, 7.158%, 3/12/2045 (Cost $433,207)	400,000	439,680
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	3

	Principal Amount ($) (a)		Value ($)
Dominican Republic 3.2%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030		500,000	480,250
REG S, 4.875%, 9/23/2032		800,000	753,960
REG S, 6.6%, 6/1/2036		300,000	308,025
(Cost $1,457,736)			1,542,235
Ecuador 0.1%
Ecuador Government International Bond, 144A, Zero Coupon, 7/31/2030 (Cost $54,250)		71,503	61,207
Egypt 1.3%
African Export-Import Bank, REG S, 3.798%, 5/17/2031 (Cost $595,285)		700,000	631,995
Ghana 1.4%
Ghana Government International Bond:
144A, Zero Coupon, 1/3/2030		138,111	121,644
REG S, 5.0%–6.0%, 7/3/2035 (d)		600,000	549,914
(Cost $648,085)			671,558
Guatemala 1.6%
Guatemala Government Bond:
REG S, 4.65%, 10/7/2041 (e)		300,000	261,990
REG S, 6.25%, 8/15/2036 (e)		200,000	209,900
REG S, 6.6%, 6/13/2036		300,000	321,600
(Cost $767,402)			793,490
Honduras 0.7%
Honduras Government International Bond, REG S, 8.625%, 11/27/2034 (Cost $335,974)		300,000	343,971
Hungary 3.0%
Hungary Government International Bond:
REG S, 5.5%, 6/16/2034		500,000	506,275
REG S, 5.5%, 3/26/2036		300,000	300,228
REG S, 6.75%, 9/23/2055		400,000	426,802
7.625%, 3/29/2041		200,000	234,574
(Cost $1,426,859)			1,467,879
Indonesia 1.7%
Indonesia Government International Bond, REG S, 6.625%, 2/17/2037		400,000	441,968
Pertamina Persero PT, REG S, 5.625%, 5/20/2043		200,000	188,317
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, REG S, 5.25%, 10/24/2042		200,000	178,587
(Cost $835,743)			808,872
Ivory Coast 2.3%
Ivory Coast Government International Bond:
REG S, 6.125%, 6/15/2033		800,000	780,346
REG S, 6.625%, 3/22/2048	EUR	300,000	320,236
(Cost $1,086,534)			1,100,582
Kazakhstan 0.9%
Kazakhstan Government International Bond, REG S, 6.5%, 7/21/2045 (Cost $443,214)		400,000	434,659
The accompanying notes are an integral part of the financial statements.

4	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($) (a)	Value ($)
Malaysia 0.9%
Petronas Capital Ltd., REG S, 5.34%, 4/3/2035 (e) (Cost $417,628)	400,000	412,930
Mexico 11.3%
Comision Federal de Electricidad, REG S, 3.875%, 7/26/2033	1,300,000	1,135,695
Mexico Government International Bond:
4.5%, 1/31/2050 (e)	500,000	372,000
6.338%, 5/4/2053	300,000	282,450
6.75%, 9/27/2034	200,000	213,200
Petroleos Mexicanos:
5.95%, 1/28/2031	1,200,000	1,173,996
6.625%, 6/15/2035	200,000	193,020
6.7%, 2/16/2032 (e)	200,000	200,652
6.84%, 1/23/2030	800,000	814,332
8.75%, 6/2/2029	1,000,000	1,070,555
(Cost $5,079,995)		5,455,900
Montenegro 0.4%
Montenegro Government International Bond, REG S, 7.25%, 3/12/2031 (Cost $205,682)	200,000	210,510
Morocco 1.7%
Morocco Government International Bond:
REG S, 3.0%, 12/15/2032	500,000	436,188
REG S, 5.5%, 12/11/2042	400,000	375,961
(Cost $822,447)		812,149
Nigeria 7.3%
Republic of Nigeria:
REG S, 7.375%, 9/28/2033	200,000	204,502
REG S, 7.875%, 2/16/2032	800,000	843,300
REG S, 8.747%, 1/21/2031	400,000	433,306
REG S, 9.13%, 1/13/2046	400,000	441,167
REG S, 9.625%, 6/9/2031	1,000,000	1,127,678
REG S, 10.375%, 12/9/2034	400,000	478,678
(Cost $3,394,757)		3,528,631
Oman 1.3%
Oman Government International Bond, REG S, 6.5%, 3/8/2047 (Cost $641,484)	600,000	641,371
Pakistan 0.6%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $300,000)	300,000	301,103
Panama 2.9%
Panama Government International Bond:
4.5%, 4/16/2050	300,000	240,600
6.4%, 2/14/2035	200,000	213,500
6.7%, 1/26/2036	400,000	435,000
6.853%, 3/28/2054	500,000	538,250
(Cost $1,397,974)		1,427,350
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	5

	Principal Amount ($) (a)	Value ($)
Peru 2.0%
Peruvian Government International Bond:
3.3%, 3/11/2041	500,000	383,500
5.625%, 11/18/2050 (e)	600,000	577,560
(Cost $973,033)		961,060
Poland 0.6%
Bank Gospodarstwa Krajowego, REG S, 5.75%, 7/9/2034 (Cost $313,108)	300,000	311,989
Romania 1.7%
Romania Government International Bond:
REG S, 5.125%, 6/15/2048	400,000	316,099
REG S, 5.75%, 3/24/2035	300,000	288,413
REG S, 6.0%, 5/25/2034	200,000	197,685
(Cost $821,771)		802,197
Russia 0.0%
Vnesheconombank Via VEB Finance PLC, 144A, 6.8%, 11/22/2025* (c) (Cost $1,400,000)	1,400,000	0
Rwanda 0.4%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $173,414)	200,000	186,539
Saudi Arabia 2.5%
Saudi Government International Bond:
REG S, 3.25%, 11/17/2051	300,000	192,165
REG S, 4.5%, 10/26/2046	500,000	411,601
REG S, 4.625%, 10/4/2047	400,000	333,539
REG S, 5.75%, 1/16/2054	300,000	288,042
(Cost $1,246,442)		1,225,347
South Africa 3.2%
Republic of South Africa Government International Bond:
5.375%, 7/24/2044	200,000	161,776
5.875%, 6/22/2030	500,000	509,988
6.3%, 6/22/2048	400,000	347,572
REG S, 7.1%, 11/19/2036	500,000	522,283
(Cost $1,548,901)		1,541,619
Tajikistan 0.8%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $387,500)	387,500	389,158
Togo 2.7%
Banque Ouest Africaine de Developpement, REG S, 4.7%, 10/22/2031 (Cost $1,469,055)	1,400,000	1,287,774
Turkey 3.9%
Republic of Turkey:
7.625%, 5/15/2034	500,000	519,931
9.125%, 7/13/2030	300,000	331,457
TC Ziraat Bankasi AS, REG S, 7.25%, 2/4/2030	1,000,000	1,019,642
(Cost $1,835,353)		1,871,030
The accompanying notes are an integral part of the financial statements.

6	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($) (a)	Value ($)
Ukraine 1.6%
Ukraine Government International Bond, REG S, 3.0%–7.75%, 2/1/2035 (d) (Cost $825,844)	1,500,000	763,200
United States 0.6%
U.S. Treasury Notes, 1.25%, 3/31/2028 (f) (Cost $287,173)	300,000	285,492
Uruguay 1.4%
Uruguay Government International Bond, 5.1%, 6/18/2050 (Cost $703,335)	750,000	695,963
Uzbekistan 3.0%
Republic of Uzbekistan International Bond:
REG S, 3.9%, 10/19/2031	1,000,000	929,335
REG S, 6.9%, 2/28/2032	500,000	535,501
(Cost $1,393,703)		1,464,836
Venezuela 2.8%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (b)	1,750,000	686,700
144A, 9.0%, 11/17/2021* (b)	1,480,000	669,700
(Cost $1,222,980)		1,356,400
Total Bonds (Cost $46,846,095)		44,995,981

	Shares	Value ($)
Common Stocks 0.0%
China
Kaisa Group Holdings Ltd.* (Cost $23,630)	76,529	748

	Principal Amount ($)	Value ($)
Convertible Bonds 0.0%
China
Kaisa Group Holdings Ltd.:
144A, 12/31/2026*	27,692	69
144A, 12/31/2027*	34,620	34
144A, 12/31/2028*	55,392	22
144A, 12/31/2029*	55,392	17
144A, 12/31/2030*	69,236	21
144A, 12/31/2031*	69,236	21
144A, 12/31/2032*	130,628	39
(Cost $141,528)		223

	Shares	Value ($)
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (g) (h) (Cost $563,665)	563,665	563,665
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	7

	Shares	Value ($)
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 3.67% (g) (Cost $1,845,296)	1,845,296	1,845,296

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $49,420,214)	97.8	47,405,913
Other Assets and Liabilities, Net	2.2	1,056,638
Net Assets	100.0	48,462,551
A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2026 are as follows:
Value ($) at 10/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2026	Value ($) at 4/30/2026
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.56% (g) (h)
1,204,580	—	640,915 (i)	—	—	3,020	—	563,665	563,665
Cash Equivalents 3.8%
DWS Central Cash Management Government Fund, 3.67% (g)
411,310	25,686,606	24,252,620	—	—	21,612	—	1,845,296	1,845,296
1,615,890	25,686,606	24,893,535	—	—	24,632	—	2,408,961	2,408,961

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Investment was valued using significant unobservable inputs.
(d)
Security is a “step-up”  bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(e)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at April 30, 2026 amounted to $1,102,427, which is 2.3% of net assets.

(f)	At April 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $577,682.

(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended April 30, 2026.

The accompanying notes are an integral part of the financial statements.

8	|	DWS Emerging Markets Fixed Income Fund

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the
United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

At April 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	6/18/2026	45	4,999,415	4,976,719	(22,696)
5 Year U.S. Treasury Note	USD	6/30/2026	60	6,477,265	6,470,156	(7,109)
Total unrealized depreciation						(29,805)

At April 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,020,000	USD	1,197,332	6/12/2026	(2,184)	JPMorgan Chase Securities, Inc.
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts and forward foreign currency contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	9

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of April 30, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Bonds
Angola	$—	$3,651,912	$—	$3,651,912
Benin	—	411,103	—	411,103
Brazil	—	3,147,270	—	3,147,270
Burundi	—	944,010	—	944,010
Chile	—	1,747,632	—	1,747,632
China	—	8,135	136,500	144,635
Colombia	—	720,743	—	720,743
Costa Rica	—	439,680	—	439,680
Dominican Republic	—	1,542,235	—	1,542,235
Ecuador	—	61,207	—	61,207
Egypt	—	631,995	—	631,995
Ghana	—	671,558	—	671,558
Guatemala	—	793,490	—	793,490
Honduras	—	343,971	—	343,971
Hungary	—	1,467,879	—	1,467,879
Indonesia	—	808,872	—	808,872
Ivory Coast	—	1,100,582	—	1,100,582
Kazakhstan	—	434,659	—	434,659
Malaysia	—	412,930	—	412,930
Mexico	—	5,455,900	—	5,455,900
Montenegro	—	210,510	—	210,510
Morocco	—	812,149	—	812,149
Nigeria	—	3,528,631	—	3,528,631
Oman	—	641,371	—	641,371
Pakistan	—	301,103	—	301,103
Panama	—	1,427,350	—	1,427,350
Peru	—	961,060	—	961,060
Poland	—	311,989	—	311,989
Romania	—	802,197	—	802,197
Russia	—	—	—	—
Rwanda	—	186,539	—	186,539
Saudi Arabia	—	1,225,347	—	1,225,347
South Africa	—	1,541,619	—	1,541,619
Tajikistan	—	389,158	—	389,158
Togo	—	1,287,774	—	1,287,774
Turkey	—	1,871,030	—	1,871,030
Ukraine	—	763,200	—	763,200
United States	—	285,492	—	285,492
Uruguay	—	695,963	—	695,963
Uzbekistan	—	1,464,836	—	1,464,836
Venezuela	—	1,356,400	—	1,356,400
Common Stocks	—	748	—	748
Convertible Bonds	—	223	—	223
Short-Term Investments (a)	2,408,961	—	—	2,408,961
Total	$2,408,961	$44,860,452	$136,500	$47,405,913

The accompanying notes are an integral part of the financial statements.

10	|	DWS Emerging Markets Fixed Income Fund

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(29,805)	$—	$—	$(29,805)
Forward Foreign Currency Contracts	—	(2,184)	—	(2,184)
Total	$(29,805)	$(2,184)	$—	$(31,989)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	11

Statement of Assets and Liabilities
as of April 30, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $47,011,253) — including $1,102,427 of securities loaned	$44,996,952
Investment in DWS Government & Agency Securities Portfolio (cost $563,665)*	563,665
Investment in DWS Central Cash Management Government Fund (cost $1,845,296)	1,845,296
Cash	1,088
Foreign currency, at value (cost $922,738)	923,919
Receivable for Fund shares sold	27
Interest receivable	736,181
Affiliated securities lending income receivable	187
Receivable for variation margin on futures contracts	16,501
Other assets	26,562
Total assets	49,110,378
Liabilities
Payable upon return of securities loaned	563,665
Payable for Fund shares redeemed	87
Unrealized depreciation on forward foreign currency contracts	2,184
Accrued management fee	11,312
Accrued Directors' fees	478
Other accrued expenses and payables	70,101
Total liabilities	647,827
Net assets, at value	$48,462,551
Net Assets Consist of
Distributable earnings (loss)	(46,565,810)
Paid-in capital	95,028,361
Net assets, at value	$48,462,551
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $577,682.
The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Fixed Income Fund

Statement of Assets and Liabilities as of April 30, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($1,192,895 ÷ 155,417 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$7.68
Maximum offering price per share (100 ÷ 95.50 of $7.68)	$8.04
Class S
Net Asset Value, offering and redemption price per share ($32,704,667 ÷ 4,264,834 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$7.67
Institutional Class
Net Asset Value, offering and redemption price per share ($14,564,989 ÷ 1,901,083 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$7.66
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	13

Statement of Operations
for the six months ended April 30, 2026 (Unaudited)

Investment Income
Income:
Interest	$1,692,173
Income distributions — DWS Central Cash Management Government Fund	21,612
Affiliated securities lending income	3,020
Total income	1,716,805
Expenses:
Management fee	149,910
Administration fee	24,646
Services to shareholders	38,353
Service fees	1,354
Custodian fee	5,436
Audit fee	32,129
Legal fees	7,724
Tax fees	2,985
Reports to shareholders	15,389
Registration fees	23,223
Directors' fees and expenses	1,570
Other	4,605
Total expenses before expense reductions	307,324
Expense reductions	(73,347)
Total expenses after expense reductions	233,977
Net investment income	1,482,828
The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Fixed Income Fund

Statement of Operations for the six months ended April 30, 2026 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(2,078,877)
Futures contracts	(54,510)
Forward foreign currency contracts	24,746
Foreign currency	(636)
(2,109,277)
Change in net unrealized appreciation (depreciation) on:
Investments	1,979,682
Futures contracts	(29,805)
Forward foreign currency contracts	(2,184)
Foreign currency	2,002
1,949,695
Net gain (loss)	(159,582)
Net increase (decrease) in net assets resulting from operations	$1,323,246
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	15

Statements of Changes in Net Assets
	Six Months Ended April 30, 2026	Year Ended October 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$1,482,828	$2,989,174
Net realized gain (loss)	(2,109,277)	780,792
Change in net unrealized appreciation (depreciation)	1,949,695	2,225,977
Net increase (decrease) in net assets resulting from operations	1,323,246	5,995,943
Distributions to shareholders:
Class A	(42,125)	(164,964)
Class S	(1,296,298)	(2,358,409)
Institutional Class	(622,487)	(1,020,083)
Total distributions	(1,960,910)	(3,543,456)
Fund share transactions:
Proceeds from shares sold	1,079,669	9,774,323
Reinvestment of distributions	1,873,079	3,354,591
Payments for shares redeemed	(5,617,361)	(17,484,807)
Net increase (decrease) in net assets from Fund share transactions	(2,664,613)	(4,355,893)
Increase (decrease) in net assets	(3,302,277)	(1,903,406)
Net assets at beginning of period	51,764,828	53,668,234
Net assets at end of period	$48,462,551	$51,764,828

The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Fixed Income Fund

Financial Highlights
DWS Emerging Markets Fixed Income Fund — Class A
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.76	$7.37	$6.48	$6.07	$9.22	$8.90
Income (loss) from investment operations:
Net investment income[a]	.21	.45	.44	.37	.41	.43
Net realized and unrealized gain (loss)	(.01 )	.49	.89	.46	(3.13)	.29
Total from investment operations	.20	.94	1.33	.83	(2.72)	.72
Less distributions from:
Net investment income	(.28 )	(.55 )	(.44 )	(.42 )	(.43 )	(.40 )
Net asset value, end of period	$7.68	$7.76	$7.37	$6.48	$6.07	$9.22
Total Return (%)[b,c]	2.62 *	13.09	20.95	13.95	(30.21)	8.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	3
Ratio of expenses before expense reductions (%)	1.65 **	1.63	1.64	1.66	1.52	1.40
Ratio of expenses after expense reductions (%)	1.16 **	1.17	1.13	1.15	1.13	1.15
Ratio of net investment income (%)	5.60 **	5.96	6.24	5.60	5.34	4.51
Portfolio turnover rate (%)	103 *	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	17

DWS Emerging Markets Fixed Income Fund — Class S
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.77	$7.37	$6.47	$6.06	$9.22	$8.89
Income (loss) from investment operations:
Net investment income[a]	.22	.47	.46	.39	.42	.45
Net realized and unrealized gain (loss)	(.02 )	.48	.90	.46	(3.13)	.31
Total from investment operations	.20	.95	1.36	.85	(2.71)	.76
Less distributions from:
Net investment income	(.30 )	(.55 )	(.46 )	(.44 )	(.45 )	(.43 )
Net asset value, end of period	$7.67	$7.77	$7.37	$6.47	$6.06	$9.22
Total Return (%)[b]	2.67 *	13.31	21.44	14.25	(30.14)	8.50
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	34	32	29	28	45
Ratio of expenses before expense reductions (%)	1.25 **	1.30	1.26	1.31	1.22	1.12
Ratio of expenses after expense reductions (%)	.92 **	.92	.88	.90	.88	.90
Ratio of net investment income (%)	5.84 **	6.31	6.52	5.87	5.61	4.76
Portfolio turnover rate (%)	103 *	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Emerging Markets Fixed Income Fund

DWS Emerging Markets Fixed Income Fund — Institutional Class
	Six Months Ended 4/30/26	Years Ended October 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.76	$7.36	$6.47	$6.06	$9.21	$8.89
Income (loss) from investment operations:
Net investment income[a]	.22	.47	.47	.39	.43	.45
Net realized and unrealized gain (loss)	(.02 )	.48	.88	.46	(3.14)	.29
Total from investment operations	.20	.95	1.35	.85	(2.71)	.74
Less distributions from:
Net investment income	(.30 )	(.55 )	(.46 )	(.44 )	(.44 )	(.42 )
Net asset value, end of period	$7.66	$7.76	$7.36	$6.47	$6.06	$9.21
Total Return (%)[b]	2.67 *	13.35	21.28	14.24	(30.07)	8.38
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	15	17	20	16	14	30
Ratio of expenses before expense reductions (%)	1.10 **	1.14	1.08	1.12	1.04	.96
Ratio of expenses after expense reductions (%)	.92 **	.92	.88	.90	.88	.90
Ratio of net investment income (%)	5.84 **	6.28	6.57	5.87	5.59	4.76
Portfolio turnover rate (%)	103 *	110	29	41	27	36

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	19

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Emerging Markets Fixed Income Fund (the “Fund” ) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Maryland corporation.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and

20	|	DWS Emerging Markets Fixed Income Fund

has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid

DWS Emerging Markets Fixed Income Fund	|	21

quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended April 30, 2026, the Fund

22	|	DWS Emerging Markets Fixed Income Fund

invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of April 30, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of April 30, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of April 30, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Bonds	$1,141,347	$—	$—	$—	$1,141,347
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$563,665
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$577,682
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.
Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and

DWS Emerging Markets Fixed Income Fund	|	23

disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
At October 31, 2025, the Fund had net tax basis capital loss carryforwards of $43,521,245, including short-term losses ($20,952,386) and long-term losses ($22,568,859), which may be applied against realized net taxable capital gains indefinitely.
At April 30, 2026, the aggregate cost of investments for federal income tax purposes was $49,435,569. The net unrealized depreciation for all investments based on tax cost was $2,029,656. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,672,768 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,702,424.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended October 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax

24	|	DWS Emerging Markets Fixed Income Fund

regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, premium amortization on debt securities and interest income on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes with the exception of securities in default of principal.
B.
Derivative Instruments
Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2026, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received

DWS Emerging Markets Fixed Income Fund	|	25

by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of April 30, 2026, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2026, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $11,447,000.
Forward Foreign Currency Contracts. A forward foreign currency exchange contract (“forward currency contract” ) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2026, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings.
Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
A summary of the open forward currency contracts as of April 30, 2026, is included in the table following the Fund’s Investment Portfolio. For the six months ended April 30, 2026, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $1,215,000.
The following table summarizes the value of the Fund’s derivative instruments held as of April 30, 2026 and the related location in the

26	|	DWS Emerging Markets Fixed Income Fund

accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(29,805)	$(29,805)
Foreign Exchange Contracts (b)	(2,184)	—	(2,184)
	$(2,184)	$(29,805)	$(31,989)
Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)
Futures contracts are reported in the table above using cumulative depreciation of futures contracts, as reported in the futures contracts table following the Fund’s
Investment Portfolio; within the Statement of Assets and Liabilities, the variation margin at period end is reported as Receivable (Payable) for variation margin on futures contracts.

(b)	Unrealized depreciation on forward foreign currency contracts
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2026 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(54,510)	$(54,510)
Foreign Exchange Contracts (a)	24,746	—	24,746
	$24,746	$(54,510)	$(29,764)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Net realized gain (loss) from forward foreign currency contracts and futures contracts, respectively

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(29,805)	$(29,805)
Foreign Exchange Contracts (a)	(2,184)	—	(2,184)
	$(2,184)	$(29,805)	$(31,989)
Each of the above derivatives is located in the following Statement of Operations accounts:

(a)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts and futures contracts, respectively
As of April 30, 2026, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such

DWS Emerging Markets Fixed Income Fund	|	27

transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Liabilities
JPMorgan Chase Securities, Inc.	$2,184	$—	$—	$2,184
C.
Purchases and Sales of Securities
During the six months ended April 30, 2026, purchases and sales of investment securities, excluding short-term investments, were as follows:
	Purchases	Sales
Non-U.S. Treasury Obligations	$49,231,306	$55,260,086
U.S. Treasury Obligations	$284,028	$—
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.
DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a subadvisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.

28	|	DWS Emerging Markets Fixed Income Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly at the annual rate (exclusive of any applicable waivers/reimbursements) of 0.59%.
For the period from November 1, 2025 through February 28, 2027, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.16%
Class S	.91%
Institutional Class	.91%
For the six months ended April 30, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$2,833
Class S	55,438
Institutional Class	15,076
$73,347
Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2026, the Administration Fee was $24,646, of which $3,932 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Emerging Markets Fixed Income Fund	|	29

servicing fee it receives from the Fund. For the six months ended April 30, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2026
Class A	$1,198	$387
Class S	17,496	5,715
Institutional Class	116	34
	$18,810	$6,136
In addition, for the six months ended April 30, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$782
Class S	10,498
Institutional Class	1,387
$12,667
Service Fees. DDI provides information and administrative services for a fee (“Service Fee” ) to Class A shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2026	Annualized Rate
Class A	$1,354	$963.23%
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2026 aggregated $558.
In addition, a deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended April 30, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $838, of which $397 is unpaid.

30	|	DWS Emerging Markets Fixed Income Fund

Directors' Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Investing in Emerging Markets
Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of

DWS Emerging Markets Fixed Income Fund	|	31

comparable securities of issuers in developed markets. There is also substantially less publicly available information about emerging market issuers than there is about issuers in developed countries. Therefore, disclosure of certain material information may not be made, and less information may be available to the Fund and other investors than would be the case if the Fund’s investments were restricted to securities of issuers in developed countries. Investments in emerging markets are often considered speculative.
G.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2026.
H.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2026, DWS Alternative Asset Allocation VIP held 29% of the total shares outstanding of the Fund.
I.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,418	$120,921	507,887	$3,957,446
Class S	85,208	656,250	234,193	1,760,632
Institutional Class	39,132	302,498	532,006	4,056,245
		$1,079,669		$9,774,323

32	|	DWS Emerging Markets Fixed Income Fund

	Six Months Ended April 30, 2026		Year Ended October 31, 2025
	Shares	Dollars	Shares	Dollars
Shares issued to shareholders in reinvestment of distributions
Class A	5,547	$41,955	21,598	$162,795
Class S	159,887	1,208,637	292,750	2,171,713
Institutional Class	82,419	622,487	137,413	1,020,083
		$1,873,079		$3,354,591
Shares redeemed
Class A	(24,292)	$(189,029)	(541,457)	$(4,142,660)
Class S	(336,573)	(2,570,163)	(518,428)	(3,861,287)
Institutional Class	(372,198)	(2,858,169)	(1,285,402)	(9,480,860)
		$(5,617,361)		$(17,484,807)
Net increase (decrease)
Class A	(3,327)	$(26,153)	(11,972)	$(22,419)
Class S	(91,478)	(705,276)	8,515	71,058
Institutional Class	(250,647)	(1,933,184)	(615,983)	(4,404,532)
		$(2,664,613)		$(4,355,893)

DWS Emerging Markets Fixed Income Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Directors (hereinafter referred to as the “Board”  or “Directors” ) approved the renewal of DWS Emerging Markets Fixed Income Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) and sub-advisory agreement (the “Sub-Advisory Agreement”  and together with the Agreement, the “Agreements” ) between DIMA and DWS International GmbH (“DWS International” ), an affiliate of DIMA, in September 2025.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
—
During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Directors regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.

34	|	DWS Emerging Markets Fixed Income Fund

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 1st quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by

DWS Emerging Markets Fixed Income Fund	|	35

similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages a DWS Europe Fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the

36	|	DWS Emerging Markets Fixed Income Fund

management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the

DWS Emerging Markets Fixed Income Fund	|	37

Agreements. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present.
DEMFIF-BFE2025

38	|	DWS Emerging Markets Fixed Income Fund

DEMFIF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	6/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	6/29/2026